Schedule of Investments (unaudited) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.5%
County of Jefferson Alabama Sewer Revenue Refunding RB
Series D, Lien, 7.00%, 10/01/51	$1,765	$2,104,815
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,555	1,743,279
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,562,333
Series D, Sub-Lien, 6.00%, 10/01/42	5,740	6,669,937
Lower Alabama Gas District RB, Series A, 5.00%, 09/01/46	2,110	3,090,623

		16,170,987

Arizona — 4.2%
Industrial Development Authority of the City of Phoenix RB, Series A, 5.00%, 07/01/46(a)	3,400	3,566,634
Salt Verde Financial Corp. RB 5.00%, 12/01/32	10,030	13,479,117
5.00%, 12/01/37	7,460	10,380,366

		27,426,117

Arkansas — 0.8%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	4,985	5,044,172

California — 6.9%
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	4,230	7,303,137
California Health Facilities Financing Authority RB, Series B, 6.00%, 08/15/20(b)	3,115	3,120,576
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	2,465	2,770,512
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	290	322,181
Series A, Senior, 5.25%, 08/15/49	715	774,996
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	2,970	3,066,911
California State Public Works Board RB, Series I, 5.00%, 11/01/38	1,495	1,693,386
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	4,575	4,588,771
Golden State Tobacco Securitization Corp. Refunding RB Series A-1, 5.25%, 06/01/47	1,070	1,098,066
Series A-2, 5.00%, 06/01/47	4,335	4,431,194
Riverside County Transportation Commission RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,511,550
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,886,900
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,299,200
San Marcos Unified School District GO, CAB(c)
Series B, 0.00%, 08/01/34	3,500	2,773,435
Series B, 0.00%, 08/01/36	4,000	2,976,560
State of California GO, 6.00%, 03/01/33	1,670	1,676,697
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(b)	690	822,542

		45,116,614

Colorado — 1.8%
Arapahoe County School District No. 6 Littleton GO, Series A, 5.50%, 12/01/43	3,485	4,608,599

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	$3,565	$3,922,890
State of Colorado COP, Series O, 4.00%, 03/15/44	2,580	2,954,049

		11,485,538

Connecticut — 1.4%
State of Connecticut GO, Series A, 4.00%, 01/15/38	6,300	7,476,273
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/36	670	799,538
Series A, 4.00%, 05/01/39	420	494,537

		8,770,348

Delaware — 2.3%
County of Sussex Delaware RB, 6.00%, 10/01/40	2,225	2,258,375
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	10,080	10,133,021
Delaware Transportation Authority RB, 5.00%, 06/01/55	2,280	2,596,350

		14,987,746

District of Columbia — 5.8%
District of Columbia Refunding RB 5.00%, 04/01/35	865	1,015,501
5.00%, 10/01/48	4,590	5,413,263
Series A, 6.00%, 07/01/23(b)	1,480	1,731,792
District of Columbia Tobacco Settlement Financing Corp. Refunding RB, 6.75%, 05/15/40	23,035	23,628,842
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB
Series A, 5.00%, 10/01/53	3,990	4,156,822
Series B, 4.00%, 10/01/49	1,550	1,717,354

		37,663,574

Florida — 2.7%
Collier County Health Facilities Authority Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,934,924
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, 5.38%, 10/01/20(b)	2,280	2,299,106
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(b)	5,885	6,367,394
Stevens Plantation Community Development District SAB, Series A, 7.10%, 05/01/35(d)(e)(f)	3,395	1,629,600
Volusia County Educational Facility Authority Refunding RB, 5.00%, 10/15/49	3,535	4,271,623

		17,502,647

Georgia — 2.2%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,010	1,187,679
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/35	990	1,327,323
Series A, 5.00%, 05/15/36	990	1,337,817
Series A, 5.00%, 05/15/37	1,085	1,479,343
Series A, 5.00%, 05/15/38	600	827,274
Series A, 5.00%, 05/15/49	1,990	2,953,757
Municipal Electric Authority of Georgia RB, 4.00%, 01/01/49	3,145	3,509,600
Municipal Electric Authority of Georgia Refunding RB,
Series A, 4.00%, 01/01/49	1,230	1,339,421

		13,962,214

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	2,660	2,668,778

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.3%
Idaho Health Facilities Authority RB, 5.00%, 12/01/46	$1,485	$1,769,511

Illinois — 12.2%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	2,905	3,089,206
Series D, 5.00%, 12/01/46	3,805	3,973,294
Series H, 5.00%, 12/01/36	920	996,250
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	1,280	1,414,515
Series D, 5.00%, 12/01/25	1,650	1,823,399
Series F, 5.00%, 12/01/22	1,250	1,314,763
Series G, 5.00%, 12/01/34	915	996,453
Chicago O’Hare International Airport ARB, Series C, 3rd Lien, 6.50%, 01/01/21(b)	11,385	11,683,742
Chicago Transit Authority RB, 5.25%, 12/01/40	2,055	2,153,352
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, 5.00%, 11/01/42	2,000	2,168,720
Cook County Community College District No 508 GO, 5.50%, 12/01/38	1,525	1,675,579
Illinois Finance Authority RB
Series A, 5.00%, 02/15/47	405	407,908
Series A, 5.00%, 02/15/50	205	206,349
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/37	5,455	6,329,818
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	1,760	1,884,590
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	2,710	2,708,862
Series B, (AGM), 0.00%, 06/15/43(c)	10,455	4,898,481
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(b)	2,245	2,353,209
State of Illinois GO 5.00%, 02/01/39	2,990	3,172,330
Series A, 5.00%, 04/01/38	9,030	9,503,714
State of Illinois Refunding GO
Series A, 5.00%, 10/01/30	10,400	12,054,952
Series B, 5.00%, 10/01/28	1,965	2,296,044
University of Illinois RB, Series A, 5.00%, 04/01/44	1,910	2,106,673

		79,212,203

Indiana — 3.1%
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	1,525	1,666,840
AMT, 7.00%, 01/01/44	3,680	4,092,749
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	6,305	6,632,923
Series A, AMT, 5.00%, 07/01/44	880	937,869
Series A, AMT, 5.00%, 07/01/48	2,905	3,095,713
Series A, AMT, 5.25%, 01/01/51	790	845,466
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/40	2,490	2,743,084

		20,014,644

Iowa — 1.4%
Iowa Finance Authority Refunding RB 5.25%, 12/01/25	2,125	2,234,267
5.88%, 12/01/26(a)	805	834,391
Series B, 5.25%, 12/01/50(g)	5,515	5,834,098

		8,902,756

Security	Par (000)	Value

Kentucky — 1.1%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(b)	$1,915	$2,148,860
Kentucky Economic Development Finance Authority Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,515	2,998,358
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(h)	2,325	2,279,360

		7,426,578

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-1, 6.50%, 11/01/35	6,535	6,609,957
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	1,570	1,572,638
Series A, 5.25%, 05/15/31	1,690	1,732,723
Series A, 5.25%, 05/15/32	2,160	2,278,346
Series A, 5.25%, 05/15/33	2,345	2,471,231
Series A, 5.25%, 05/15/35	985	1,059,417

		15,724,312

Maryland — 1.0%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	1,210	1,212,166
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 12/01/46	840	1,000,935
Maryland Health & Higher Educational Facilities Authority Refunding RB, 6.25%, 01/01/21(b)	4,295	4,402,633

		6,615,734

Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	8,665	9,512,177
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22(b)	1,710	1,868,295
Michigan Finance Authority Refunding RB, Series A, 4.00%, 12/01/49	1,640	1,880,079
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	2,000	2,510,880
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	2,120	2,370,796

		18,142,227

Minnesota — 1.1%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	2,030	2,270,352
Series A, 5.25%, 02/15/53	4,060	4,856,125

		7,126,477

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri Refunding RB, 5.50%, 05/01/43	480	512,870

Nebraska — 0.7%
Central Plains Energy Project RB 5.25%, 09/01/37	1,610	1,752,759
5.00%, 09/01/42	2,815	3,052,670

		4,805,429

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	$3,055	$3,087,138
Series C, AMT, 4.88%, 11/01/42	1,585	1,601,833

		4,688,971

New Jersey — 15.3%
Casino Reinvestment Development Authority, Inc. Refunding RB 5.25%, 11/01/39	3,280	3,394,636
5.25%, 11/01/44	2,980	3,064,215
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	2,115	2,116,882
Middlesex County Improvement Authority RB, Series B, 6.25%, 01/01/37(d)(f)	3,680	73,600
New Jersey Economic Development Authority RB 4.00%, 11/01/38	1,030	1,114,779
4.00%, 11/01/39	825	889,391
5.00%, 06/15/49	4,650	5,381,910
Series EEE, 5.00%, 06/15/48	7,320	8,363,979
AMT, 5.38%, 01/01/43	2,285	2,517,659
Series B, AMT, 5.63%, 11/15/30	2,035	2,118,679
New Jersey Economic Development Authority Refunding ARB, AMT, 5.00%, 10/01/47	2,905	3,184,142
New Jersey Economic Development Authority Refunding SAB, 6.50%, 04/01/28	8,000	8,859,520
New Jersey Transportation Trust Fund Authority RB Series A, 5.50%, 06/15/41(b)	8,000	8,369,360
Series AA, 5.00%, 06/15/44	3,765	4,023,953
Series B, 5.25%, 06/15/36	4,810	4,948,817
Series BB, 4.00%, 06/15/50	3,010	3,181,389
Series BB, 5.00%, 06/15/50	9,895	11,309,787
New Jersey Turnpike Authority RB Series A, 5.00%, 01/01/43	3,035	3,243,565
Series E, 5.00%, 01/01/45	5,095	5,769,374
Tobacco Settlement Financing Corp. Refunding RB Series A, 5.25%, 06/01/46	1,070	1,263,980
Sub-Series B, 5.00%, 06/01/46	14,320	16,110,143

		99,299,760

NewYork — 14.6%
Metropolitan Transportation Authority RB Series B, 5.25%, 11/15/38	4,640	4,960,299
Series B, 5.25%, 11/15/39	1,650	1,760,996
Metropolitan Transportation Authority Refunding RB Series C-1, 4.75%, 11/15/45	3,210	3,587,271
Series C-1, 5.00%, 11/15/50	1,040	1,192,651
Series C-1, 5.25%, 11/15/55	1,545	1,767,573
Monroe County Industrial Development Corp. Refunding RB, Series A, 4.00%, 07/01/50(i)	2,155	2,527,233
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	2,135	2,223,282
New York City Transitional Finance Authority Future Tax Secured Revenue RB 4.00%, 05/01/40	875	1,059,870
Series C, 4.00%, 05/01/45	2,190	2,610,633
Sub-Series E-1, 5.00%, 02/01/42	4,805	5,099,354
New York Counties Tobacco Trust II RB, 5.75%, 06/01/43	840	842,159

Security	Par (000)	Value

NewYork (continued)
New York Counties Tobacco Trust IV Refunding RB, Series A, 6.25%, 06/01/41(a)	$3,500	$3,501,750
New York Counties Tobacco Trust VI Refunding RB, Series A-2, 5.00%, 06/01/45	9,395	9,586,376
New York Liberty Development Corp. Refunding RB(a) Class 1, 5.00%, 11/15/44	7,830	8,322,272
Class 2, 5.15%, 11/15/34	660	699,739
Class 2, 5.38%, 11/15/40	1,655	1,767,209
New York State Dormitory Authority Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,092,234
New York State Environmental Facilities Corp. RB, Series B, 5.00%, 06/15/48	3,535	4,455,903
New York State Urban Development Corp. RB Series A, 4.00%, 03/15/49	15,980	18,757,804
Series A, 3.00%, 03/15/50	2,595	2,755,657
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	1,165	1,273,764
Port Authority of New York & New Jersey RB Series 8, 6.00%, 12/01/36	2,525	2,562,572
Series 8, 6.00%, 12/01/42	1,960	1,987,734
Triborough Bridge & Tunnel Authority RB Series A, 4.00%, 11/15/54	530	620,142
Series A, 5.00%, 11/15/54	1,705	2,182,417
Westchester County Healthcare Corp. RB, Series A, Senior Lien, 5.00%, 11/01/44	1,655	1,812,642

		95,009,536

North Carolina — 0.4%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(b)	1,130	1,179,788
University of North Carolina at Chapel Hill RB, 5.00%, 02/01/49	1,080	1,724,792

		2,904,580

North Dakota — 0.3%
County of Cass North Dakota Refunding RB, Series B, 5.25%, 02/15/58	1,885	2,249,031

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	580	682,034
Series A-2, Class 1, 4.00%, 06/01/38	580	678,084
Series A-2, Class 1, 4.00%, 06/01/39	580	676,431
Series A-2, Class 1, 4.00%, 06/01/48	1,525	1,704,523
Series B-2, Class 2, 5.00%, 06/01/55	6,705	7,391,123
County of Franklin Ohio RB 5.00%, 12/01/46	800	948,440
Series A, 6.13%, 07/01/22(b)	75	83,551
Series A, 6.13%, 07/01/40	1,205	1,267,696
Series A, 4.00%, 12/01/49	1,015	1,162,824
County of Hamilton Ohio Refunding RB 4.00%, 08/15/50	1,200	1,375,968
Series A, 3.75%, 08/15/50	2,110	2,343,408
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	1,480	1,506,625
State of Ohio RB, AMT, 5.00%, 06/30/53	1,585	1,758,335

		21,579,042

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series B, 5.25%, 08/15/48	$2,350	$2,751,779
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/48	4,065	4,568,857
Series C, 4.00%, 01/01/42	3,845	4,370,958

		11,691,594

Oregon — 0.6%
Medford Hospital Facilities Authority Refunding RB, Series A, 4.00%, 08/15/50	3,390	3,886,127

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority RB(a)
5.00%, 05/01/28	420	447,182
5.13%, 05/01/32	470	501,871
5.38%, 05/01/42	870	901,833
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	1,240	1,298,702
Montgomery County Higher Education and Health Authority Refunding RB
Series A, 5.00%, 09/01/43	2,505	2,994,853
Series A, 4.00%, 09/01/49	1,135	1,245,855
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 06/30/42	1,660	1,814,081
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/49	4,665	5,324,025
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	2,155	2,497,667

		17,026,069

Puerto Rico — 6.2%
Children’s Trust Fund Refunding RB 5.50%, 05/15/39	1,365	1,365,410
5.63%, 05/15/43	1,360	1,360,272
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	4,920	5,050,724
Series A, Senior Lien, 5.13%, 07/01/37	1,410	1,450,537
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	1,455	1,467,906
Series A, Senior Lien, 6.00%, 07/01/44	2,630	2,653,039
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	10,294	3,000,392
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	4,044	4,293,919
Series A-1, 5.00%, 07/01/58	12,940	13,936,639
Series A-2, 4.33%, 07/01/40	1,950	2,028,214
Series A-2, 4.78%, 07/01/58	3,325	3,540,959

		40,148,011

Rhode Island — 2.3%
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	3,060	3,457,433

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp. Refunding RB (continued)
Series B, 4.50%, 06/01/45	$5,175	$5,469,457
Series B, 5.00%, 06/01/50	5,765	6,231,504

		15,158,394

South Carolina — 5.5%
South Carolina Jobs-Economic Development Authority RB 5.00%, 04/01/44	160	172,786
4.00%, 04/01/49	150	146,412
5.00%, 04/01/49	480	515,438
4.00%, 04/01/54	370	357,812
5.00%, 04/01/54	875	937,125
South Carolina Jobs-Economic Development Authority Refunding RB 5.00%, 02/01/36	5,115	6,070,380
Series A, 5.00%, 05/01/48	6,075	6,928,720
South Carolina Public Service Authority RB, Series A, 5.50%, 12/01/54	12,065	13,668,076
South Carolina Public Service Authority Refunding RB Series A, 5.00%, 12/01/50	2,805	3,200,309
Series E, 5.25%, 12/01/55	3,335	3,908,687

		35,905,745

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board Refunding RB, Series A, 4.00%, 08/01/44	315	346,623
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/40	1,350	1,544,319
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB,
Series A, 5.25%, 10/01/58	1,925	2,248,034

		4,138,976

Texas — 9.8%
Central Texas Regional Mobility Authority Refunding RB Senior Lien, 6.25%, 01/01/21(b)	4,210	4,314,450
Sub-Lien, 5.00%, 01/01/33	700	762,587
City of Austin Texas Airport System Revenue ARB, AMT, 5.00%, 11/15/39	385	436,640
City of San Antonio Texas Electric & Gas Systems Revenue Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,926,469
Fort Bend County Industrial Development Corp. RB, Series B, 4.75%, 11/01/42	470	487,879
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(b)	880	1,023,766
Harris County-Houston Sports Authority Refunding RB(c) Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	6,000	2,724,600
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,116,512
Harris County-Houston Sports Authority Refunding RB, CAB(c)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,705,600
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	12,580	5,802,651

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Midland County Fresh Water Supply District No. 1 RB, CAB(c)
Series A, 0.00%, 09/15/40	$9,780	$4,501,049
Series A, 0.00%, 09/15/41	5,420	2,363,770
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 04/01/25(b)	355	432,734
New Hope Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 08/15/46(a)	1,980	1,991,583
San Antonio Water System Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	5,035	6,292,391
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/48	9,025	11,038,839
Texas Municipal Gas Acquisition & Supply Corp. III RB, 5.00%, 12/15/32	2,835	2,987,013
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	6,000	6,024,360
Texas Transportation Commission RB, 5.00%, 08/01/57	2,310	2,706,719

		63,639,612

Utah — 1.1%
County of Utah RB
Series A, 4.00%, 05/15/43	440	520,855
Series A, 3.00%, 05/15/50	1,985	2,109,539
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/47	1,830	2,147,322
Series A, AMT, 5.00%, 07/01/48	1,735	2,075,771

		6,853,487

Virginia — 1.4%
Front Royal & Warren County Industrial Development Authority RB, 4.00%, 01/01/50	1,465	1,611,471
Virginia Small Business Financing Authority RB Senior Lien, AMT, 5.25%, 01/01/32	3,155	3,357,046
Senior Lien, AMT, 6.00%, 01/01/37	3,790	4,073,113

		9,041,630

Washington — 1.7%
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	2,980	3,476,081
Series C, AMT, 5.00%, 04/01/40	1,475	1,667,561
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	4,420	4,983,682
Washington Health Care Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	685	744,520

		10,871,844

Total Municipal Bonds — 125.4% (Cost: $750,727,962)		815,143,885

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 1.1%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/42(k)	6,196	7,136,155

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(k)	4,475	5,447,942

Security	Par (000)	Value

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, (AGM), 4.00%, 10/01/53	$3,638	$4,078,143

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	7,220	8,128,854
Georgia Housing & Finance Authority Refunding RB, Series A, 3.60%, 12/01/44	2,898	3,193,138

		11,321,992

Illinois — 0.5%
Illinois Finance Authority Refunding RB
Series C, 4.00%, 02/15/27(b)	5	6,061
Series C, 4.00%, 02/15/41	2,800	3,133,423

		3,139,484

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 4.00%, 06/01/45	4,153	4,634,875
Massachusetts Development Finance Agency Refunding RB, 5.00%, 07/01/47	9,088	10,766,020
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(b)	4,427	4,683,824

		20,084,719

NewYork — 15.5%
Hudson Yards Infrastructure Corp. RB 5.75%, 02/15/21(b)(k)	1,938	1,992,005
5.75%, 02/15/47	1,192	1,225,421
New York City Water & Sewer System Refunding RB, Series HH, 5.00%, 06/15/31(k)	16,395	17,069,163
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	20,864	22,048,470
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(k)	12,611	13,420,041
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	2,655	3,153,821
New York State Dormitory Authority Refunding RB, Series D, 4.00%, 02/15/47	12,060	14,078,844
New York State Thruway Authority Refunding RB, Series B, 4.00%, 01/01/50	5,805	6,647,354
New York State Urban Development Corp. RB, Series A, 4.00%, 03/15/46	13,155	15,077,866
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	5,070	5,984,476

		100,697,461

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(b)	4,960	6,153,078

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	4,652	5,579,017

Rhode Island — 0.5%
Narragansett Bay Commission Refunding RB, Series A, 4.00%, 09/01/22(b)	3,137	3,386,824

Texas — 7.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	4,900	5,401,172
Lower Colorado River Authority Refunding RB, 4.00%, 05/15/43	4,140	4,331,061

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(b)	$6,650	$7,052,724
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	5,505	5,827,923
Texas Water Development Board RB, Series A, 4.00%, 10/15/49	13,920	16,846,680
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	6,003	6,519,230

		45,978,790

Virginia — 1.7%
Virginia Small Business Financing Authority Refunding RB, Series A, 4.00%, 12/01/49	9,677	11,108,279

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority Refunding RB, 4.00%, 12/01/46	5,575	6,206,482

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4% (Cost: $214,621,183)		230,318,366

Total Long-Term Investments — 160.8% (Cost: $965,349,145)		1,045,462,251

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(l)(m)	6,399,191	6,400,471

Total Short-Term Securities — 1.0% (Cost: $6,399,054)		6,400,471

Total Investments — 161.8% (Cost: $971,748,199)		1,051,862,722

Other Assets Less Liabilities — 1.0%		6,327,233

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(137,286,380)

VMTP Shares at Liquidation Value — (41.7)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$650,103,575

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate reflects the current yield as of period end.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $27,564,129.

(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	13,732,433	—	(7,333,242	)(b)	6,399,191	$6,400,471	$430	$4,894	$(3,948)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$813,514,285	$1,629,600	$815,143,885
Municipal Bonds Transferred to Tender Option Bond Trusts	—	230,318,366	—	230,318,366
Short-Term Securities
Money Market Funds	6,400,471	—	—	6,400,471

	$6,400,471	$1,043,832,651	$1,629,600	$1,051,862,722

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(137,233,834)	$—	$(137,233,834)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(408,033,834)	$—	$(408,033,834)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

7